Statements Of Changes In Trust Capital		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018 USD ($) $ / item shares	Sep. 30, 2017 USD ($) $ / item shares	Sep. 30, 2018 USD ($) $ / item shares	Sep. 30, 2017 USD ($) $ / item shares	Dec. 31, 2017 USD ($) $ / item shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Trust capital, Beginning				$ 211,845,564	$ 223,164,728	$ 223,164,728	$ 208,845,956	$ 240,589,206
Subscriptions				6,207,233	11,696,811	15,943,648	27,650,352	6,709,837
Redemptions				(31,227,513)	(23,912,976)	(33,810,970)	(34,815,738)	(44,390,927)
Net income (loss) before profit share to Managing Owner		$ 3,239,797	$ 5,529,184	(8,778,079)	1,369,967	6,548,158	21,484,158	5,937,840
Net income after profit share to Managing Owner		3,235,487	5,411,071	(8,782,921)	1,233,502	6,240,132	20,932,576	5,709,484
Profit share to Managing Owner:		4,310	118,113	4,842	136,465	308,026	551,582	228,356
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		178,042,363	212,182,065	178,042,363	212,182,065	211,845,564	223,164,728	208,845,956
Series 1 Unitholders [Member]
Trust capital, Beginning				$ 169,927,843	$ 189,583,168	$ 189,583,168	$ 180,146,458	$ 213,611,159
Trust capital, units, Beginning | shares				139,480.782	158,499.560	158,499.560	164,988.926	199,292.051
Subscriptions					$ 3,964,400	$ 4,394,400	$ 22,162,866	$ 4,012,715
Subscriptions, units | shares					3,268.162	3,628.606	17,959.432	3,741.139
Redemptions				$ (26,435,422)	$ (20,376,837)	$ (27,950,225)	$ (29,744,512)	$ (41,449,373)
Redemptions, units | shares				(23,132.726)	(16,871.970)	(23,047.050)	(24,785.236)	(38,398.137)
Additional units allocated, units | shares	[1]			278.106	302.118	399.666	336.438	353.873
Net income (loss) before profit share to Managing Owner				$ (8,264,511)	$ 65,086
Net income after profit share to Managing Owner						$ 3,900,500	$ 17,018,356	$ 3,971,957
Profit share to Managing Owner:
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 135,227,910	$ 173,235,817	$ 135,227,910	$ 173,235,817	$ 169,927,843	$ 189,583,168	$ 180,146,458
Trust capital, units, Ending | shares		116,626.162	145,197.870	116,626.162	145,197.870	139,480.782	158,499.560	164,988.926
Net asset value per unit outstanding | $ / item		1,159.50	1,193.10	1,159.50	1,193.10	1,218.29
Series 2 Unitholders [Member]
Trust capital, Beginning					$ 10,350	$ 10,350	$ 53,412	$ 50,872
Trust capital, units, Beginning | shares					6.799	6.799	39.121	39.121
Subscriptions							$ 10,000
Subscriptions, units | shares							6.799
Redemptions					$ (10,756)	$ (10,756)	$ (57,537)
Redemptions, units | shares					(6.799)	(6.799)	(39.121)
Additional units allocated, units | shares	[1]
Net income (loss) before profit share to Managing Owner					$ 499
Net income after profit share to Managing Owner						$ 406	$ 4,475	$ 2,540
Profit share to Managing Owner:					93
Trust capital, Ending							$ 10,350	$ 53,412
Trust capital, units, Ending | shares							6.799	39.121
Net asset value per unit outstanding | $ / item
Series 3 Unitholders [Member]
Trust capital, Beginning				$ 31,616,309	$ 23,999,362	$ 23,999,362	$ 19,275,026	$ 18,216,525
Trust capital, units, Beginning | shares				19,430.096	15,531.699	15,531.699	13,929.871	13,848.201
Subscriptions				$ 4,912,400	$ 6,896,374	$ 10,699,874	$ 4,987,067	$ 2,126,191
Subscriptions, units | shares				3,145.267	4,393.791	6,736.037	3,290.144	1,580.234
Redemptions				$ (4,743,683)	$ (3,522,740)	$ (4,538,535)	$ (2,560,874)	$ (2,017,003)
Redemptions, units | shares				(3,068.255)	(2,214.808)	(2,837.640)	(1,688.316)	(1,498.564)
Additional units allocated, units | shares	[1]
Net income (loss) before profit share to Managing Owner				$ (522,586)	$ 827,573
Net income after profit share to Managing Owner						$ 1,455,608	$ 2,298,143	$ 949,313
Profit share to Managing Owner:					136,372
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 31,262,440	$ 28,064,197	$ 31,262,440	$ 28,064,197	$ 31,616,309	$ 23,999,362	$ 19,275,026
Trust capital, units, Ending | shares		19,507.108	17,710.682	19,507.108	17,710.682	19,430.096	15,531.699	13,929.871
Net asset value per unit outstanding | $ / item		1,602.62	1,584.59	1,602.62	1,584.59	1,627.18
Series 4 Unitholders [Member]
Trust capital, Beginning				$ 6,558,797	$ 5,201,994	$ 5,201,994	$ 4,002,335	$ 3,213,861
Trust capital, units, Beginning | shares				3,286.212	2,828.734	2,828.734	2,541.689	2,216.197
Subscriptions				$ 584,694	$ 816,606	$ 849,374	$ 490,419	$ 570,931
Subscriptions, units | shares				296.617	442.255	458.863	287.045	387.872
Redemptions				$ (48,408)	$ (2,643)	$ (2,643)		$ (95,868)
Redemptions, units | shares				(25.861)	(1.385)	(1.385)		(62.380)
Additional units allocated, units | shares	[1]
Net income (loss) before profit share to Managing Owner				$ (10,609)	$ 274,780
Net income after profit share to Managing Owner						$ 510,072	$ 709,240	$ 313,411
Profit share to Managing Owner:
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 7,084,474	$ 6,290,737	$ 7,084,474	$ 6,290,737	$ 6,558,797	$ 5,201,994	$ 4,002,335
Trust capital, units, Ending | shares		3,556.968	3,269.604	3,556.968	3,269.604	3,286.212	2,828.734	2,541.689
Net asset value per unit outstanding | $ / item		1,991.72	1,924.01	1,991.72	1,924.01	1,995.85
Series 5 Unitholders [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares				0.000
Subscriptions				$ 710,139
Subscriptions, units | shares				473.294
Redemptions
Net income (loss) before profit share to Managing Owner				27,383
Profit share to Managing Owner:				4,842
Trust capital, Ending		$ 732,680		$ 732,680
Trust capital, units, Ending | shares		473.294		473.294		0.000
Net asset value per unit outstanding | $ / item		1,548.04		1,548.04
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares
Subscriptions					$ 19,431
Subscriptions, units | shares					15.797
Redemptions
Redemptions, units | shares
Additional units allocated, units | shares	[1]				0.484	0.818	1.004	0.282
Net income (loss) before profit share to Managing Owner					$ (6)
Net income after profit share to Managing Owner						$ 786	$ 1,233	$ 327
Profit share to Managing Owner:						$ 308,026	$ 551,582	$ 228,356
Managing Owner's profit share, units | shares						253.478	462.177	209.161
Transfer Of New Profit Memo Account To Managing Owner						$ (308,812)	$ (552,815)	$ (228,683)
Transfer Of New Profit Memo Account To Managing Owner, units | shares						(254.296)	(463.181)	(209.443)
Trust capital, Ending			$ 19,425		$ 19,425
Trust capital, units, Ending | shares			16.281		16.281
Managing Owner [Member]
Trust capital, Beginning				$ 3,742,615	$ 4,369,854	$ 4,369,854	$ 5,368,725	$ 5,496,789
Trust capital, units, Beginning | shares				3,072.023	3,653.388	3,653.388	4,917.000	5,128.014
Subscriptions
Subscriptions, units | shares
Redemptions						$ (1,308,811)	$ (2,452,815)	$ (828,683)
Redemptions, units | shares						(1,075.119)	(2,051.664)	(758.959)
Additional units allocated, units | shares	[1]			149.071	178.553	239.458	324.871	338.502
Net income (loss) before profit share to Managing Owner				$ (7,756)	$ 202,035
Net income after profit share to Managing Owner						$ 372,760	$ 901,129	$ 471,936
Profit share to Managing Owner:
Transfer Of New Profit Memo Account To Managing Owner						$ 308,812	$ 552,815	$ 228,683
Transfer Of New Profit Memo Account To Managing Owner, units | shares						254.296	463.181	209.443
Trust capital, Ending		$ 3,734,859	$ 4,571,889	$ 3,734,859	$ 4,571,889	$ 3,742,615	$ 4,369,854	$ 5,368,725
Trust capital, units, Ending | shares		3,221.094	3,831.941	3,221.094	3,831.941	3,072.023	3,653.388	4,917.000

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner.